Segment information (Primary segment) (Details) € in Millions	6 Months Ended
	Jun. 30, 2020 EUR (€) segment operating_area	Jun. 30, 2019 EUR (€)
Operating segments
Number of operating segments | segment	5
Number of operating areas | operating_area	4
Revenue	€ 35,368	€ 39,338
Profit attributable to the parent	(10,798)	3,231
Operating profit/(loss) before tax	(6,410)	6,531
Adjustments for impairment loss recognised in profit or loss, goodwill	(10,100)
Impairment of deferred tax assets	(2,500)
Provisions or reversal of provisions, net	614	1,916
Losses on non-current assets held for sale not classified as discontinued operations	119	€ 257
Prisma Medios
Operating segments
Percentage of voting equity interest disposed		51.00%
Prisma Medios
Operating segments
Percentage of voting equity interests remaining after sale		49.00%
Operating segment
Operating segments
Revenue	35,368	€ 39,338
Profit attributable to the parent	1,908	4,045
Operating profit/(loss) before tax	3,841	7,579
Adjustments
Operating segments
Revenue	0	0
Profit attributable to the parent	(12,706)	(814)
Operating profit/(loss) before tax	(10,251)	(1,048)
Gains (losses) on disposals of investments		150
Losses on non-current assets held for sale not classified as discontinued operations		(180)
Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net	(106)	(704)
UK | Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net	(55)
UK | Adjustments | Provisions for PPI
Operating segments
Provisions or reversal of provisions, net		(80)
POLAND | Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net	(10)
Rest of Europe | Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net	(13)
Europe | Operating segment
Operating segments
Revenue	13,912	16,190
Profit attributable to the parent	1,075	2,354
Operating profit/(loss) before tax	1,748	3,549
North America | Operating segment
Operating segments
Revenue	8,293	8,768
Profit attributable to the parent	617	889
Operating profit/(loss) before tax	883	1,594
South America | Operating segment
Operating segments
Revenue	12,893	14,420
Profit attributable to the parent	1,383	1,961
Operating profit/(loss) before tax	2,465	3,661
Santander Global Platform Segment | Operating segment
Operating segments
Revenue	95	61
Profit attributable to the parent	(41)	(51)
Operating profit/(loss) before tax	(67)	(70)
Corporate Centre | Operating segment
Operating segments
Revenue	175	(101)
Profit attributable to the parent	(1,126)	(1,108)
Operating profit/(loss) before tax	(1,188)	€ (1,155)
Santander Consumer Finance | Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net	€ (28)